Note 8 - Loans Receivable, Net and Allowance for Credit Losses (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 29, 2024 USD ($)
Troubled Debt Restructuring, Number of Contracts	0
Provision for Loan, Lease, and Other Losses	$ 1,534,000	$ 157,000
Off-Balance-Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	28,000	202,000
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	541,565,000	625,230,000
Financing Receivable, Nonaccrual, Interest Income	0	0
Financing Receivable, Nonaccrual, Interest Income, Foregone	564,000	9,000
Nonperforming Financial Instruments [Member]
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	$ 6,300,000	452,000
Oakmont Capital Holdings, LLC [Member]
Number of Loans Retained	30		60
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	$ 2,600,000	$ 9,580,000	$ 4,400,000